Statements Of Financial Highlights (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series 1 Unitholders [Member]
Net loss from operations:
Net investment loss	(17.99)		(19.11)		(36.67)		(38.43)		(76.05)	[1]	(85.22)	[1]	(82.06)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(89.43)		9.86		(55.88)		(59.95)		(37.70)		(53.38)		184.52
Net losses from U.S. Treasury obligations	(0.10)		0.18		(0.04)		(0.17)		0.02	[1]	(0.50)	[1]	(0.26)	[1]
Net income (loss) from operations									(113.73)		(139.10)		102.20
Profit share allocated to Managing Owner	0.00		0.00		0.00		0.00		0.00		0.00		0.00
Net loss per unit	(107.52)		(9.07)		(92.59)		(98.55)		(113.73)		(139.10)		102.20
Net asset value per unit, beginning of period	$ 1,076.27		$ 1,085.59		$ 1,061.34		$ 1,175.07		$ 1,175.07		$ 1,314.17		$ 1,211.97
Net asset value per unit, end of period	968.75		1,076.52		968.75		1,076.52		1,061.34		1,175.07		1,314.17
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(7.00%)	[2]	(6.96%)	[2]	(6.99%)	[2]	(6.94%)	[2]	(6.96%)		(6.78%)		(6.66%)
Total expenses	7.18%	[2]	7.09%	[2]	7.17%	[2]	7.08%	[2]	7.10%		7.03%		7.03%
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	7.18%		7.09%		7.17%		7.08%		7.10%		7.03%		7.03%
Total return before profit share allocation	(9.99%)	[3]	(0.84%)	[3]	(8.72%)	[3]	(8.39%)	[3]	(9.68%)		(10.58%)		8.43%
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(9.99%)		(0.84%)		(8.72%)		(8.39%)		(9.68%)		(10.58%)		8.43%
Series 2 Unitholders [Member]
Net loss from operations:
Net investment loss	(9.10)		(9.09)		(17.90)		(16.42)		(33.27)	[1]	(32.99)	[1]	(23.37)	[1],[4]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(101.46)		11.98		(62.94)		(63.24)		(37.52)		(54.87)		124.78	[4]
Net losses from U.S. Treasury obligations	(0.08)		0.30		(0.02)		(0.07)		0.23	[1]	(0.76)	[1]	(0.10)	[1],[4]
Net income (loss) from operations									(70.56)		(88.62)		101.31	[4]
Profit share allocated to Managing Owner	0.00		0.00		0.00		0.00		0.00		0.00		28.85	[4]
Net loss per unit	(110.64)		3.19		(80.86)		(79.73)		(70.56)		(88.62)		72.46	[4]
Net asset value per unit, beginning of period	1,221.16		1,179.02		1,191.38		1,261.94		1,261.94		1,350.56	[4]	1,278.10	[4]
Net asset value per unit, end of period	1,110.52		1,182.21		1,110.52		1,182.21		1,191.38		1,261.94		1,350.56	[4]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(3.10%)	[2]	(2.77%)	[2]	(2.99%)	[2]	(2.73%)	[2]	(2.78%)		(2.52%)		(2.45%)	[4]
Total expenses	3.28%	[2]	2.90%	[2]	3.17%	[2]	2.87%	[2]	2.92%		2.75%		2.80%	[4]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		2.27%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	3.28%		2.90%		3.17%		2.87%		2.92%		2.75%		5.07%	[4]
Total return before profit share allocation	(9.06%)	[3]	0.27%	[3]	(6.79%)	[3]	(6.32%)	[3]	(5.59%)		(6.56%)		7.20%	[4]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		(1.53%)	[4]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(9.06%)		0.27%		(6.79%)		(6.32%)		(5.59%)		(6.56%)		5.67%	[4]
Series 3 Unitholders [Member]
Net loss from operations:
Net investment loss	(8.41)		(7.59)		(16.50)		(14.95)		(30.39)	[1]	(29.80)	[1]	(27.90)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(102.21)		11.33		(63.44)		(63.45)		(37.60)		(55.16)		206.79
Net losses from U.S. Treasury obligations	(0.12)		0.22		(0.05)		(0.16)		0.14	[1]	(0.68)	[1]	(0.41)	[1]
Net income (loss) from operations									(67.85)		(85.64)		178.48
Profit share allocated to Managing Owner	0.00		0.00		0.00		0.00		0.00		0.06		47.12
Net loss per unit	(110.74)		3.96		(79.99)		(78.56)		(67.85)		(85.70)		131.36
Net asset value per unit, beginning of period	1,230.00		1,184.58		1,199.25		1,267.10		1,267.10		1,352.80		1,221.44
Net asset value per unit, end of period	1,119.26		1,188.54		1,119.26		1,188.54		1,199.25		1,267.10		1,352.80
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.85%)	[2]	(2.51%)	[2]	(2.75%)	[2]	(2.47%)	[2]	(2.52%)		(2.27%)		(2.19%)
Total expenses	3.03%	[2]	2.65%	[2]	2.93%	[2]	2.61%	[2]	2.67%		2.50%		2.55%
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.01%		3.70%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	3.03%		2.65%		2.93%		2.61%		2.67%		2.51%		6.25%
Total return before profit share allocation	(9.00%)	[3]	0.33%	[3]	(6.67%)	[3]	(6.20%)	[3]	(5.35%)		(6.33%)		13.71%
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		(0.01%)		(2.96%)
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(9.00%)		0.33%		(6.67%)		(6.20%)		(5.35%)		(6.34%)		10.75%
Series 4 Unitholders [Member]
Net loss from operations:
Net investment loss	(2.66)		(1.61)		(4.78)		(2.97)		(6.59)	[1]	(3.46)	[1]	(0.38)	[1],[4]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(108.39)		11.63		(67.49)		(65.56)		(38.53)		(54.83)		51.13	[4]
Net losses from U.S. Treasury obligations	(0.14)		0.26		(0.07)		(0.18)		0.14	[1]	(0.63)	[1]	(0.07)	[1],[4]
Net income (loss) from operations									(44.98)		(58.92)		50.68	[4]
Profit share allocated to Managing Owner	0.00		0.00		0.00		0.00		0.00		0.00		0.00	[4]
Net loss per unit	(111.19)		10.28		(72.34)		(68.71)		(44.98)		(58.92)		50.68	[4]
Net asset value per unit, beginning of period	1,300.96		1,228.10		1,262.11		1,307.09		1,307.09		1,366.01	[4]	1,315.33	[4]
Net asset value per unit, end of period	$ 1,189.77		$ 1,238.38		$ 1,189.77		$ 1,238.38		$ 1,262.11		$ 1,307.09		$ 1,366.01	[4]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.85%)	[2]	(0.51%)	[2]	(0.75%)	[2]	(0.47%)	[2]	(0.52%)		(0.26%)		(0.17%)	[4]
Total expenses	1.03%	[2]	0.64%	[2]	0.93%	[2]	0.61%	[2]	0.67%		0.49%		0.47%	[4]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	1.03%		0.64%		0.93%		0.61%		0.67%		0.49%		0.47%	[4]
Total return before profit share allocation	(8.55%)	[3]	0.84%	[3]	(5.73%)	[3]	(5.26%)	[3]	(3.44%)		(4.31%)		3.85%	[4]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%	[4]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(8.55%)		0.84%		(5.73%)		(5.26%)		(3.44%)		(4.31%)		3.85%	[4]

[1]	Calculated based on the weighted average number of units during the year/period, see Note 7.
[2]	annualized
[3]	not annualized
[4]	Series 2 units were first issued o n April 1, 2010. Series 4 units were first issued on November 1, 2010. Net inves tment loss and total expense ratios for Series 2 and 4 for the periods ended December 31, 2010 have been annualized.